Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Securities held for sale, fair value	$ 13,499	$ 10,750
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,095,920	7,126,541
Common stock, shares outstanding	7,095,920	7,126,541